Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 03, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2012	Dec. 31, 2010	Dec. 31, 2009
Commitments And Contingencies [Line Items]
Appeal bond, amount				$ 729	$ 729	$ 729
Liabilities recorded at fair value				1,989
Outstanding purchase commitments for inventory components			$ 8,959	9,972
Rudolph [Member]
Commitments And Contingencies [Line Items]
Litigation awarded value		$ 15,750
Appeal bond, amount		$ 7,875
Rudolph [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Litigation awarded value	$ 14,600
Litigation previously awarded value	$ 14,500
OCS [Member]
Commitments And Contingencies [Line Items]
Percent of sales derived from research and development, committed amount payable			3.50%
Accrued interest							$ 648	$ 648
OCS [Member] | Printar [Member]
Commitments And Contingencies [Line Items]
Grants received including interest accrued			$ 6,256	6,029			$ 598	$ 598
Liabilities recorded at fair value			4,130	3,670
OCS [Member] | SELA [Member]
Commitments And Contingencies [Line Items]
Grants received including interest accrued			0	2,352
Liabilities recorded at fair value			$ 0	$ 60